SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition, General and Administrative Expense and Foreign Currency Risk (Details) $ in Thousands			12 Months Ended
	Jan. 01, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Revenue recognition
Number of criteria to be met prior to recognition of revenue | item	4
Return period (in days)					14 days	30 days
Accrued sales return							$ 381		$ 1,336	$ 1,236
Cost of goods sold			$ 146,029	$ 166,343	$ 214,261
Allowance of doubtful accounts			$ 1,418	533
VAT on sales as a percentage on revenue from the sale of products		17.00%
Return period, subsequent to the receipt of shipment with quality-related issues			12 months
Contract Balances
Advance from customers							21,731		17,732
Contract liability	$ 5,248	$ 5,248	$ 14,330	10,246	5,248		14,330		10,246	5,248
Accrued expenses and other current liabilities							28,642	$ 22,582	22,688
Revenue included in advance from customers
Contract liability as of January 1, 2018	$ 5,248		10,246	5,248
Cash received in advance, net of VAT			240,460	199,899
Revenue recognized from opening balance of contract liability			(10,246)	(5,248)
Revenue recognized from contract liability arising during current year			(226,130)	(189,653)
Contract liability as of December 31, 2018		$ 5,248	$ 14,330	10,246	5,248
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]			true
Selling and marketing
Advertising expense			$ 41,975	43,308	62,767
General and administrative
Research and development expense			17,871	5,694	5,207
Chargeback incurred			1,836	2,938	2,929
Income taxes
Income tax due to uncertain tax positions							0		0	$ 0
Accrued expenses and other current liabilities
Revenue recognition
Accrued sales return							381		1,336
Product sales
Revenue recognition
Cost of goods sold			144,061	156,326	189,816
Shipping and handling
Revenue recognition
Cost of goods sold			$ 36,691	$ 51,731	$ 60,131
Foreign currency risk | Denominated in RMB
Foreign currency risk
Cash and cash equivalents, term deposit and restricted cash							$ 3,952		$ 4,368
Maximum
Revenue recognition
Return period, subsequent to the receipt of shipment with no quality-related issues			7 days	14 days
Return period, subsequent to the receipt of shipment with quality-related issues			30 days